Share capital and warrants	12 Months Ended
Dec. 31, 2022
Share capital and warrants
Share capital and warrants
21.	Share capital and warrants

Shares

Authorized: unlimited number of common shares, without par value

Issued and fully paid: 75,629,849 common shares

The common shares outstanding presented have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 4, 2022. Common share, warrants and per share amounts have been adjusted for the 3:1 share consolidation unless noted otherwise.

2022 Brokered private placement

On March 2, 2022, the Company completed a brokered private placement issuing 9,525,850 brokered units at a price of $4.45 for gross proceeds of $42.4 million (the “Brokered Units”) and 13,732,900 brokered subscription receipts at a price of $4.45 for gross escrowed proceeds of $61.1 million (the “Brokered Subscription Receipts” and together with the Brokered Units, the “Brokered Private Placement”), on a pre-share consolidation basis. Each Brokered Unit is comprised of one common share and one warrant, with each warrant entitling the holder to purchase one additional common share at a price of $22.80 ($7.60 pre-share consolidation) per common share for a period of 5 years following the closing date of the Brokered Private Placement. On May 30, 2022, Brokered Subscription Receipt holders received one Brokered Unit for each Brokered Subscription Receipt, upon the Company satisfying all conditions precedent to the Tintic acquisition (the “Brokered Escrow Release Condition”). Total common share and warrants issued under the Brokered Private Placement on a post share consolidation basis amount each to 7,752,917. Issuance costs related to the Brokered Units issued amounted to $3.5 million and have been allocated against the common shares and warrants issued. The fair value of the warrants issued was evaluated using the residual method and were valued at $1.6 million, net of issuance costs.

21.	Share capital and warrants (continued)

2022 Non-Brokered private placements

The Company completed three tranches of a non-brokered private placement, issuing non-brokered subscription receipts at a price of US$3.50 (“Non-Brokered Subscription Receipts”) (i) the first tranche closed on March 4, 2022 issuing 24,215,099 Non-Brokered Subscription Receipts for gross proceeds of US$84.8 million (CA$108 million) (ii) the second tranche closing on March 29, 2022 issuing 9,365,689 Non-Brokered Subscription Receipts for gross proceeds of US$32.8 million (CA$41.8 million), and (iii) the third tranche closing on April 21, 2022 issuing 512,980 Non-Brokered Subscription Receipts for gross proceeds of US$1.8 million (CA$2.3 million) (collectively, the “Non-Brokered Private Placement”), on a pre-share consolidation basis.

On May 27, 2022, each Non-Brokered Subscription Receipt holder received one Unit, upon the listing of Osisko Development’s common shares on the NYSE (the “Non-Brokered Escrow Release Condition”). Each Unit is comprised of one common share and one common share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of USD$18.00 (USD$6.00 pre-share consolidation) per common share for a period of 5 years from the date of issue (“Unit”). Total common share and warrants issued under the Non-Brokered Private Placement on a post share consolidation basis amount each to 11,363,933.

These warrants include an embedded derivative as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements prescribed in IAS 32 Financial Instruments: presentation. As a result, they are classified as a liability and measured at fair value. Their value was estimated at $39.8 million on the issue date using the Black-Scholes model and they are presented as a non-current liability on the consolidated statement of financial position. The liability is revalued at its estimated fair value using the Black-Scholes model at the end of each reporting period, and the variation in the fair value is recognized on the consolidated statements of loss under other gains (losses), net. All securities issued under the Non-brokered Private Placement are subject to a hold period expiring four months and one day from the closing date.

For the year ended December 31, 2022, the Company recognized an unrealized gain of $25 million on the fair value adjustment of the warrant liability respectively. Issuance costs allocated to common shares amounted to $2.8 million. For the year ended December 31, 2022, the Company recorded in other income in the consolidated statement of loss $1 million of issuance costs allocated to the warrants.

In absence of quoted market prices, the valuation of the warrants exercisable in USD, when granted and re-measured at fair value is determined by the Black-Scholes option pricing model based on the following range of assumptions:

	May 27,	December 31,
	2022	2022
Dividend per share	—	—
Expected volatility	69%	69%
Risk-free interest rate	4%	2.7%
Expected life	4.4 years	5 years
Share price USD	$4.30	$7.15

21.	Share capital and warrants (continued)

2021 Non-brokered private placement

In January and February 2021, Osisko Development closed the first and final tranches respectively of a non-brokered private placement for 3,620,732 units of Osisko Development at a price of $7.50 per unit (or the Canadian dollar equivalent of US$5.75 per unit) for aggregate gross proceeds of approximately $79.8 million, on a pre-share consolidation basis. Each unit consists of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development, with each whole warrant entitling the holder thereof to acquire one common share of Osisko Development at a price of $30.00 per share ($10.00 per share pre-consolidation) (or the prevailing U.S. dollar equivalent at the time of exercise) on or prior to December 1, 2023. Share issue expenses related to this private placement amounted to $1.1 million.

2021 Flow-Through and Charity Flow-Through financing

In March 2021, the Company closed a bought deal private placement of: (i) 2,055,742 flow-through shares (“FT Shares”) of the Company at a price of $9.05 per FT Shares; and (ii) 1,334,500 charity flow-through shares of the Company (“Charity FT Shares”) at a price of $11.24 per Charity FT Share, for aggregate gross proceeds of $33.6 million, on a pre-share consolidation basis. The carrying value of the FT shares and the Charity FT shares is presented net of the liability related to the premium on FT shares of $7.9 million, which was recorded at the date of the issuance of the FT shares and the Charity FT shares. Share issue expenses related to this private placement amounted to $1.5 million.

Employee Share Purchase Plan

The Company offers an employee share purchase plan to its employees. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee’s contribution towards the acquisition of common shares from treasury on a quarterly basis. Under this plan, no employee shall acquire common shares which exceed 10% of the issued and outstanding common shares of the issuer at the time of the purchase of the common shares.

Warrants

The following table summarizes the Company’s movements for the warrants outstanding:

	December 31, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants(i)	exercise price	Warrants(i)	exercise price
		$		$
Balance – Beginning of period	4,929,791	30.00	3,119,508	30.00
Issued – Brokered private placement	7,752,917	22.80	—	—
Issued – Non-brokered private placement(ii)	11,363,932	13.53	1,810,283	30.00
Warrants Expired	(4,929,791)	30.00	—	—
Balance – End of period	19,116,849	17.29	4,929,791	30.00

The warrants have a maturity date of March 2, 2027.

(i)	The number of warrants presented have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 4, 2022.
(ii)	Exercise price of warrants issued in non-brokered private placement is in USD.